Consolidated Statements of Loss and Comprehensive Loss € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Profit or loss [abstract]
Revenues (note 5)	$ 4,498	$ 5,640	$ 5,260
Expenses
Cost of sales	222	157	90
Research and development	13,560	12,506	6,574
Selling, general and administrative	8,724	8,230	7,267
Impairment of intangible assets (note 10)		584
Impairment of goodwill (note 11)		7,642
Impairment of other assets (note 7)		124
Total expenses	22,506	29,243	13,931
Loss from operations	(18,008)	(23,603)	(8,671)
(Loss) gain due to changes in foreign currency exchange rates	(206)	879	215
Gain on sale of intangible asset (note 10)	549
Interest income	1,126
Net other costs	(13)	(3)	(21)
Net other income (costs)	1,456	876	194
Loss before income taxes	(16,552)	(22,727)	(8,477)
Income tax recovery			109
Net loss	(16,552)	(22,727)	(8,368)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(211)	(289)	367
Items that will not be reclassified to profit or loss:
Actuarial (loss) gain on defined benefit plans (note 15)	(1,195)	5,262	(3,592)
Comprehensive loss	$ (17,958)	$ (17,754)	$ (11,593)
Basic loss per share | $ / shares	$ (3.41)	$ (4.68)	$ (1.82)
Diluted loss per share | $ / shares	$ (3.41)	$ (4.68)	$ (1.82)